Reconciliation to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statement to Form 5500	The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500 as of December 31, 2025 and 2024:

	2025	2024
Net assets available for benefits per the financial statements	$446,308,547	$436,124,644
Less contributions receivable, end of year
Employers	(2,001,596)	(1,634,502)

Add excess contributions payable, end of year
Participants	29,719	135,272

Net assets available for benefits per the Form 5500	$444,336,670	$434,625,414

The following is a reconciliation of the net increase in net assets available for benefits per the financial statements to the net income per the Form 5500 for the year ended December 31, 2025:

Net increase in net assets available for benefits	$10,183,903
Add contributions receivable, beginning of year
Employers	1,634,502
Less contributions receivable, end of year
Employers	(2,001,596)

Less contributions payable, beginning of year
Participants	(135,272)
Add excess contributions payable, end of year
Participants	29,719

Net income per the Form 5500	$9,711,256